UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	February 4, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	48
Form 13F Information Table Value Total: $151,540

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	504	9332	SH		SOLE			9332
Accenture Plc		SHS		G1151C101	643	15501	SH		SOLE			15501
Accuray Inc.		COM		004397105	415	73922	SH		SOLE			73922
Adobe Sys Inc.		COM		00724F101	3901	106060	SH		SOLE			106060
Aflac Inc.		COM		001055102	879	19011	SH		SOLE			19011
Axa SA Each Repstg	ADR		054536107	1635	69051	SH		SOLE			69051
Banco Bradesco		ADR		059460303	4467	224655	SH		SOLE			224655
Berkley W R Corp	COM		084423102	518	21042	SH		SOLE			21042
BHP Billiton Ltd	ADR		088606108	2886	37689	SH		SOLE			37689
Capitalsource Inc.	COM		14055X102	236	59399	SH		SOLE			59399
Caterpillar		COM		149123101	2578	45244	SH		SOLE			45244
Cenovus Energy Inc.	COM		15135U109	3263	129488	SH		SOLE			129488
Cephalon Inc.		COM		156708109	3644	58384	SH		SOLE			58384
China Mobile Hong K	ADR		16941M109	2646	56989	SH		SOLE			56989
Cisco Sys Inc		COM		17275R102	3546	148123	SH		SOLE			148123
Ctrip.Com Intl Ltd	ADR		22943F100	5557	154673	SH		SOLE			154673
Emerson Electric Co	COM		291011104	933	21901	SH		SOLE			21901
First Solar Inc.	COM		336433107	5367	39635	SH		SOLE			39635
General Dynamics	COM		369550108	1103	16186	SH		SOLE			16186
Gilead Sciences Inc	COM		375558103	3017	69727	SH		SOLE			69727
Goldcorp Inc New	COM		380956409	7900	200815	SH		SOLE			200815
Goldman Sachs Group	COM		38141G104	614	3636	SH		SOLE			3636
Health Grades Inc.	COM		42218Q102	53	12242	SH		SOLE			12242
Himax Technologies	ADR		43289P106	33	11937	SH		SOLE			11937
ICICI BK LTD 		ADR		45104G104	513	13602	SH		SOLE			13602
Icon Pub LTD Co		ADR		45103T107	2789	128358	SH		SOLE			128358
Illinois Tool Wks Inc	COM		452308109	631	13143	SH		SOLE			13143
Infosys Technologie	ADR		456788108	2670	48306	SH		SOLE			48306
Intuitive SurgicalInc 	COM		46120E602	7853	25881	SH		SOLE			25881
Itau Unibanco		ADR		465562106	6058	265231	SH		SOLE			265231
JA Solar Holdings	ADR		466090107	156	27362	SH		SOLE			27362
Joy Global		COM		481165108	527	10224	SH		SOLE			10224
KB Financial Group	ADR		48241A105	2832	55702	SH		SOLE			55702
Logitech Intl		SHS		H50430232	1877	109682	SH		SOLE			109682
MEMC Electr Matls	COM		552715104	1983	145597	SH		SOLE			145597
NII Holdings Inc	CL B		62913F201	6863	204387	SH		SOLE			204387
Noble Corporation	SHS		H5833N103	4109	100954	SH		SOLE			100954
Nokia Corp ADR		ADR		654902204	2309	179709	SH		SOLE			179709
Oil Sts Intl Inc       	COM		678026105	446	11350	SH		SOLE			11350
Petroleo Brasilerio	ADR		71654V408	3933	82495	SH		SOLE			82495
Potash Corp		COM		73755L107	7750	71428	SH		SOLE			71428
Qualcomm Inc		COM		747525103	3368	72800	SH		SOLE			72800
Research in Motion	COM		760975102	5079	75205	SH		SOLE			75205
SK Telcom Co LTD AD	COM		78440P108	1872	115124	SH		SOLE			115124
Theratechnologies	COM		88338H100	23273	5494256	SH		SOLE			5494256
Tortoise Energy		COM		89147L100	1405	45286	SH		SOLE			45286
Waters Corp		COM		941848103	3263	52669	SH		SOLE			52669
Yamana Gold Inc		COM		98462Y100	3643	320141	SH		SOLE			320141


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